INTANGIBLES (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 13.9	$ 5.0	$ 5.1
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	16.1
2017	14.8
2018	13.1
2019	12.0
2020	$ 11.7
In place lease assets
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period	5 years 7 months 6 days
In place lease liabilities
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period	8 years 2 months 12 days